Date of authorisation for issue	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Date of authorisation for issue

10. Date of authorisation for issue

The financial statements of the ALPS Global Holding Pubco for the financial period ended March 31, 2025 were authorised for issue in accordance with a resolution of the Board of Directors on June 24, 2025.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Date of authorisation for issue

33.	Date of authorisation for issue

The consolidated financial statements of the Alps Life Science Inc for the financial year ended March 31, 2025 were authorised for issue in accordance with a resolution of the Board of Directors on July 23, 2025.